Other Gains and Losses, Net	12 Months Ended
Oct. 31, 2025
Other Gains and Losses, Net [Abstract]
OTHER GAINS AND LOSSES, NET
11.	OTHER GAINS AND LOSSES, NET

	Year ended October 31,		Six months ended October 31,	Year ended April 30,
	2025	2024	2023	2023
	US$	US$	US$	US$
Net exchange (loss) gain	(267)	(222)	(356)	151
Recovery of accounts and other receivables written off	—	—	1	2
Gain on disposal of subsidiaries	1,389	37,222	14,697	—
	1,122	37,000	14,342	153

During the six months ended October 31, 2023, the Company disposed of certain subsidiaries which were principally engaged in digital solution services. During the year ended October 31, 2024, the Company disposed of certain subsidiaries which were principally engaged in digital solution services and hotel operation. During the year ended October 31, 2025, the Company disposed of certain subsidiaries which were principally engaged in digital solution services.